                        SUPPLEMENT DATED JANUARY 11, 2007
                                       TO
                          PROSPECTUS DATED MAY 1, 2006
                                       AND
          STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2006
                                     FOR THE
                      FARMERS VARIABLE LIFE (THE "POLICY")
                                 ISSUED THROUGH
        FARMERS VARIABLE LIFE SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY


This Supplement describes important changes that have been made to the portfolios of the WM Variable Trust ("WMVT") that were available to you as funding options under your Policy. PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective after the close of business on January 5, 2007, each of the 9 portfolios of the WMVT was either merged into an existing corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC") or transferred intact to a new corresponding portfolio of the PVC, as follows:


------------------------------------------------------------------------------------------------------
                 Former WMVT Portfolio                              Corresponding PVC Portfolio
------------------------------------------------------------------------------------------------------
Equity Income Fund                                        Equity Income Account I
------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                                        MidCap Stock Account
------------------------------------------------------------------------------------------------------
Small Cap Growth Fund *                                   SmallCap Growth Account
------------------------------------------------------------------------------------------------------
West Coast Equity Fund                                    West Coast Equity Account
------------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio                                 PVC SAM Balanced Portfolio
------------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio                    PVC SAM Conservative Balanced Portfolio
------------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio                      PVC SAM Conservative Growth Portfolio
------------------------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio                          PVC SAM Flexible Income Portfolio
------------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio                         PVC SAM Strategic Growth Portfolio
------------------------------------------------------------------------------------------------------

        * This WMVT portfolio was merged into an existing PVC portfolio. All other WMVT portfolios were transferred intact to PVC.

The merger and transfer will have the following effects on your Policy. If at the close of business on January 5, 2007, your Contract Value was invested through the subaccounts of the Separate Account in Class 2 shares of any of the portfolios of the WMVT, then on January 8, 2007, your Contract Value will now be invested through the subaccounts of the Separate Account in the number of Class 2 shares of the corresponding PVC portfolio equal in net asset value to the net asset value of the former Class 2 shares of the WMVT portfolio.

As of January 8, 2007, the number of subaccounts available to you under the Policy will remain the same. You may allocate premium and transfer Contract Value into and out of the subaccounts that invest in the PVC portfolios; the WMVT portfolios will no longer be available.

Enclosed with this Supplement is a current prospectus for the PVC. PLEASE READ IT CAREFULLY BEFORE YOU INVEST.

All references to WM, WMVT or any WMVT portfolio are deleted from your Prospectus and SAI and replaced with references to PVC or the corresponding PVC portfolio. In addition, the following disclosure in your Prospectus is amended:

1. THE COVER PAGES

On the cover pages of your Prospectus, all references to WMVT and the WMVT portfolios are deleted and replaced with the following:

[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") - CLASS 2 SHARES EQUITY FUNDS (FORMERLY WM VARIABLE TRUST)

        PVC Equity Income Account I (formerly WM Equity Income Fund)

        PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)

        PVC SmallCap Growth Account (successor to WM Small Cap Growth Fund)

        PVC West Coast Equity Account (formerly WM West Coast Equity Fund)

[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS

        PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio)

        PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced Portfolio)

        PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth Portfolio)

        PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)

        PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)

2. THE FEE TABLE

In the table of ANNUAL PORTFOLIO OPERATING EXPENSES on pages 11, 12, 13, and 14 of your Prospectus, all references to WMVT and the portfolios of WMVT are deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 CONTRACTUAL
                                                                                                  FEE WAIVER
                                                                                       GROSS          OR         NET
                                                                                       TOTAL       EXPENSE      TOTAL
                                                 MANAGEMENT      12B-1     OTHER       ANNUAL     REIMBURSE-    ANNUAL
NAME OF PORTFOLIO                                   FEES         FEES(1)  EXPENSES    EXPENSES       MENT      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) EQUITY FUNDS (FORMERLY WM VARIABLE TRUST)(13)
-------------------------------------------------------------------------------------------------------------------------
  PVC Equity Income Account I (formerly WM          0.52%        0.25%     0.01%       0.78%         N/A        0.78%
    Equity Income Fund)
-------------------------------------------------------------------------------------------------------------------------
  PVC MidCap Stock Account (formerly WM Mid         0.75%        0.25%     0.01%       1.01%         N/A        1.01%
    Cap Stock Fund)
-------------------------------------------------------------------------------------------------------------------------
  PVC SmallCap Growth Account (successor to         1.00%        0.25%     0.05%       1.30%        0.03%       1.27%
    WM Small Cap Growth Fund)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 CONTRACTUAL
                                                                                                  FEE WAIVER
                                                                                       GROSS          OR         NET
                                                                                       TOTAL       EXPENSE      TOTAL
                                                 MANAGEMENT      12B-1     OTHER       ANNUAL     REIMBURSE-    ANNUAL
NAME OF PORTFOLIO                                   FEES         FEES(1)  EXPENSES    EXPENSES       MENT      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
  PVC West Coast Equity Account (formerly WM        0.63%        0.25%     0.02%       0.90%         N/A        0.90%
    West Coast Equity Fund)
-------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                    GROSS                                                ANNUAL
                                                                    FUND OF    CONTRACTUAL   NET FUND                   FUND OF
                                                                    FUNDS      FEE WAIVER    OF FUNDS    UNDERLYING      FUNDS
                                    MANAGEMENT   12-B1    OTHER     FEES AND    OR EXPENSE   FEES AND     FUND FEES    OPERATING
       NAME OF FUND OF FUNDS           FEES     FEES(1)  EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES    AND EXPENSES   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(14)
---------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Balanced Portfolio           0.25%    0.25%    0.01%      0.51%        0.00%        0.51%        0.71%        1.22%
    (formerly WM SAM Balanced
    Portfolio)
---------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Balanced
    Portfolio (formerly WM SAM         0.25%    0.25%    0.01%      0.51%        0.00%        0.51%        0.66%        1.17%
    Conservative Balanced Portfolio)
---------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Growth
    Portfolio (formerly WM SAM         0.25%    0.25%    0.01%      0.51%        0.00%        0.51%        0.78%        1.29%
    Conservative Growth Portfolio)
---------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Flexible Income Portfolio
    (formerly WM SAM Flexible          0.25%    0.25%    0.01%      0.51%        0.00%        0.51%        0.61%        1.12%
    Income Portfolio)
---------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Strategic Growth
    Portfolio (formerly WM SAM         0.25%    0.25%    0.01%      0.51%        0.00%        0.51%        0.82%        1.33%
    Strategic Growth Portfolio)
---------------------------------------------------------------------------------------------------------------------------------

Footnote 13 on page 14 is deleted in its entirety and replaced with the following new footnotes 13 and 14 as follows:

(13) Class 2 share expenses are estimated for the period ending December 31, 2007. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis. Principal Management Corporation, the manager of the PVC portfolios, has contractually agreed to limit the expenses of the PVC portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the PVC portfolio through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class 2 shares of the Equity Income Account I, 1.05% for Class 2 shares of the MidCap Stock Account, 1.27% for Class 2 shares of the SmallCap Growth Account, and 0.93% for Class 2 shares of the West Coast Equity Account.

(14) Each PVC SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain underlying funds of the PVC and the High Yield Fund II series of Principal Investors Fund (formerly WM High Yield Fund) (the "Funds"). Each SAM Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. If you choose to invest in one of the PVC SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable PVC SAM Portfolio as well as those of its Funds. Each PVC SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the Funds (including management fees) and is a shareholder of the Funds. Depending on which Funds are held by a PVC SAM Portfolio and in what proportion, the fees will vary over time. "Other Expenses" and "Net Total Annual Expenses" show combined annual expenses for each PVC SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown are estimated for the period ending December 31, 2007. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and of the Portfolio.

The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis. Principal Management Corporation, the manager of the SAM Portfolios, has contractually agreed to limit the expenses (not including underlying fund expenses) of the SAM Portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the SAM Portfolios, through the period ending February 28, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for the Class 2 shares for the Balanced Portfolio, 0.60% for the Class 2 shares for the Conservative Balanced Portfolio, 0.54% for the Class 2 shares for the Conservative Growth Portfolio, 0.55% for the Class 2 shares for the Flexible Income Portfolio, and 0.55% for the Class 2 shares for the Strategic Growth Portfolio.

3. INVESTMENT OBJECTIVES OF THE PVC PORTFOLIOS

On pages 16, 17, 18, and 19 of your Prospectus, within the INVESTMENT OBJECTIVES OF THE PORTFOLIOS table, all references to the WMVT portfolios are deleted in their entirety and replaced with the following:

---------------------------------------------------------------------------------------------------------------------
PVC EQUITY INCOME ACCOUNT I      Seeks to provide a relatively high level of current income and long-term growth of
(FORMERLY WM EQUITY INCOME       income and capital.  The investment adviser is Principal Management Corporation and
FUND) (CLASS 2 SHARES)           the sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors,
                                 Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC MIDCAP STOCK ACCOUNT         Seeks to provide long-term capital appreciation.  The investment adviser is
(FORMERLY WM MID CAP STOCK       Principal Management Corporation and the sub-adviser is Edge Asset Management, Inc.
FUND) (CLASS 2 SHARES)           (formerly known as WM Advisors, Inc.).
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
PVC SAM BALANCED PORTFOLIO       Seeks to provide as high a level of total return (consisting of reinvested income
(FORMERLY WM SAM BALANCED        and capital appreciation) as is consistent with reasonable risk.  In general,
PORTFOLIO) (CLASS 2 SHARES)      relative to the other portfolios, the Balanced Portfolio offers you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.  The investment adviser is Principal
                                 Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC SAM CONSERVATIVE BALANCED    Seeks to provide a high level of total return (consisting of reinvestment of income
PORTFOLIO  (FORMERLY WM SAM      and capital appreciation), as is consistent with a moderate degree of principal
CONSERVATIVE BALANCED            risk.  In general, relative to the other portfolios, the Conservative Balanced
PORTFOLIO) (CLASS 2 SHARES)      Portfolio offers you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.  The investment adviser is Principal Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors,
                                 Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC SAM CONSERVATIVE GROWTH      Seeks to provide long-term capital appreciation.  In general, relative to the other
PORTFOLIO (FORMERLY WM SAM       portfolios, the Conservative Growth Portfolio offers you the potential for a low to
CONSERVATIVE GROWTH PORTFOLIO)   medium level of income and a medium to high level of capital growth, while exposing
(CLASS 2 SHARES)                 you to a medium to high level of principal risk.  The investment adviser is
                                 Principal Management Corporation and the sub-adviser is Edge Asset Management, Inc.
                                 (formerly known as WM Advisors, Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC SAM FLEXIBLE INCOME          Seeks to provide a high level of total return (consisting of reinvestment of income
PORTFOLIO (FORMERLY WM SAM       with some capital appreciation).  In general, relative to the other portfolios, the
FLEXIBLE INCOME PORTFOLIO)       Flexible Income Portfolio offers you the potential for a high level of income and a
(CLASS 2 SHARES)                 low level of capital growth, while exposing you to a low level of principal risk.
                                 The investment adviser is Principal Management Corporation and the sub-adviser is
                                 Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC SAM STRATEGIC GROWTH         Seeks to provide long-term capital appreciation.  In general, relative to the other
PORTFOLIO  (FORMERLY WM SAM      portfolios, the Strategic Growth Portfolio  offers you the potential for a high
STRATEGIC GROWTH PORTFOLIO)      level of capital growth, and a corresponding level of principal risk.  The
(CLASS 2 SHARES)                 investment adviser is Principal Management Corporation and the sub-adviser is Edge
                                 Asset Management, Inc. (formerly known as WM Advisors, Inc.).
---------------------------------------------------------------------------------------------------------------------
PVC SMALLCAP GROWTH ACCOUNT      Seeks long-term growth of capital.  The investment adviser is Principal Management
(SUCCESSOR TO WM SMALL CAP       Corporation and the sub-advisers are Emerald Advisers, Inc., UBS Global Asset
GROWTH FUND) (CLASS 2 SHARES)    Management (Americas), Inc., and Essex Investment Management Company, LLC.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
PVC WEST COAST EQUITY            Seeks to provide long-term growth of capital.  The investment adviser is Principal
ACCOUNT (FORMERLY WM WEST        Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly
COAST EQUITY FUND) (CLASS 2      known as WM Advisors, Inc.).
SHARES)
---------------------------------------------------------------------------------------------------------------------



                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.